INCOME TAXES	12 Months Ended
Dec. 31, 2017
Statement [Line Items]
INCOME TAXES [Text Block]

11. INCOME TAXES

	2017	2016
Current Tax Expense

Current year	$2,410	$1,845
Prior year	274	45
	$2,684	$1,890
Deferred Tax Expense (recovery)
Current year movement in recognized temporary differences and losses	(1,223)	(345)
	$(1,223)	$(345)
Total income tax expense	$1,461	$1,545

Reconciliation of effective tax rate

The total provision for income taxes differs from that amount which would be computed by applying the Canadian statutory income tax rate to income before income taxes. The reasons for these differences are as follows:

	2017	2016
Income tax expense at statutory rate of 26.5% (2016 – 26.5%	$1,284	$8
Increase (decrease) in taxes resulting from:
Tax cost of non-deductible items	126	854
Losses not benefitted	-	663
Other differences	51	20
Income tax expense	$1,461	$1,545

Recognized deferred tax assets

Deferred tax assets are attributable to the following:

	2017	2016
Deferred tax assets
Forward exchange contracts	$-	$46
Intangible assets	873	980
Reserves	269	73
RSUs	1,482	672
Tax losses	67	89
	$2,691	$1,860
Deferred tax liabilities
Forward exchange contracts	$134	$-
Property and equipment	-	346
	$134	$346
Net deferred tax assets	$2,557	$1,514

The Corporation has capital losses of $10,456 (2016 – $10,456) which can be carried forward indefinitely and are not included as part of the recognized deferred tax assets.

The Corporation has non-capital loss carry-forwards in Canada for income tax purposes in the amount of approximately $253 (2016 – $338). The losses may be used to reduce future years' taxable income and expire approximately as follows:

Total

2036	$112
2037	141
Total	$253

Management has concluded the deferred tax asset meets the relevant recognition criteria under IFRS. Management's conclusion is supported by management’s forecasts and the future reversal of existing taxable temporary differences which are expected to produce sufficient taxable income to realize the deferred tax assets.

Unrecognized deferred tax assets

Deferred tax assets have not been recognized in respect of the following items:

	2017	2016
Capital losses	$1,385	$1,385

Current Tax Receivable

The Corporation has recognized a current tax receivable of $457 (2016 – $176) within the prepaid expenses and other assets balance presented on the balance sheet.

Temporary Differences Associated with Points International Ltd. Investments

The temporary difference associated with the investments in the Corporation’s subsidiaries is $287 (2016: $1,468). A deferred tax liability associated with these investments has not been recognized as the Corporation controls the timing of the reversal and it is probable that the temporary difference will not reverse in the foreseeable future.

At December 31, 2017 and 2016, no deferred tax liability was recognized for taxes that would be payable on the unremitted earnings of certain subsidiaries of Points International Ltd. as the Corporation has determined that the undistributed profits of its subsidiaries will not be distributed in the foreseeable future.